Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)
December 31, 201 8
Common equity Tier 1 capital	$79,552	13.26%	$26,988	4.50%	$52,564	8.76%	$38,982	6.50%
Tier 1 leverage	79,552	11.00	28,923	4.00	50,629	7.00	36,154	5.00
Tier 1 r isk-based capital	79,552	13.26	35,983	6.00	43,569	7.26	47,978	8.00
To tal risk-based capital	87,063	14.52	47,978	8.00	39,085	6.52	59,972	10.00

December 31, 201 7
Common equity Tier 1 capital	$76,279	12.45%	$27,561	4.50%	$48,718	7.95%	$39,810	6.50%
Tier 1 leverage	76,279	10.68	28,569	4.00	47,710	6.68	35,711	5.00
Tier 1 risk-based capital	76,279	12.45	36,748	6.00	39,531	6.45	48,997	8.00
Total risk-based capital	83,957	13.71	48,997	8.00	34,960	5.71	61,246	10.00